ACCOUNTS RECEIVABLE AND OTHER - Schedule Of Change In Balance Of Timberlands And Other Agricultural Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of year	$ 109,000,000	$ 333,000,000
Additions	75,000,000	77,000,000
Disposals, Sustainable Resources	0	270,000,000
Fair value adjustments	2,000,000	12,000,000
Decrease due to harvest	61,000,000	39,000,000
Foreign currency changes	(40,000,000)	(4,000,000)
Balance, end of year	$ 85,000,000	$ 109,000,000